Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 28, 2015 USD ($) Installment	Mar. 28, 2015 CAD Installment	Mar. 29, 2014 USD ($) Installment	Mar. 29, 2014 CAD Installment	Mar. 28, 2015 CAD	Mar. 29, 2014 CAD
Debt Instrument [Line Items]
Secured long term debt	9.50%				9.50%
Line of Credit Facility Expiration Date	Jun. 30, 2015	Jun. 30, 2015
Capital Leasing Arrangements [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate Range Minimum	6.00%	6.00%	6.00%	6.00%
Debt Instrument Interest Rate Stated Percentage Rate Range Maximum	10.00%	10.00%	10.00%	10.00%
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,643,000		$ 4,519,000
Annual rate of prime plus	7.00%		7.00%		7.00%	7.00%
Number of installments | Installment	60	60	60	60
Capital repayments	$ 66,242	CAD 83,333	$ 66,242	CAD 83,333
Balance of term loan | CAD					CAD 4,600,000	CAD 5,000,000
Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,478,000		$ 4,708,000
Annual rate of prime plus	5.50%		5.50%		5.50%	5.50%
Number of installments | Installment	48	48	48	48
Capital repayments	$ 165,607	CAD 208,333	$ 165,607	CAD 208,333
Balance of term loan | CAD					CAD 4,375,000	CAD 5,208,000
Land and Building [Member] | Capital Leasing Arrangements [Member]
Debt Instrument [Line Items]
Sale Leaseback transaction implicit annual interest	10.74%	10.74%	10.74%	10.74%
Capital lease period	20 years	20 years	20 years	20 years
Repayments Of Debt And Capital Lease Obligations	$ 133,356	CAD 167,762	$ 133,356	CAD 167,762
Outstanding amount of repayment | CAD					CAD 12,846,000	CAD 13,444,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	$ 33,000,000		$ 28,000,000
Term Loan Facility [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Secured long term debt	8.77%		8.77%		8.77%	8.77%
Line of Credit Facility Expiration Date	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2018
Term Loan Facility [Member] | Senior Subordinated Loans [Member] | LIBOR Plus 9.75% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 28,000,000
Interest rate description	LIBOR plus 9.75%	LIBOR plus 9.75%
Long-term debt interest rate	9.75%	9.75%
Term Loan Facility [Member] | Senior Subordinated Loans [Member] | LIBOR Plus 7.25% [Member]
Debt Instrument [Line Items]
Long-term debt			$ 5,000,000
Interest rate description			LIBOR plus 7.25%	LIBOR plus 7.25%
Long-term debt interest rate			7.25%	7.25%
Cash Contribution [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,500,000		$ 1,500,000
Interest on Cash advances	11.00%	11.00%	11.00%	11.00%
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,590,000
Annual rate of prime plus	10.00%		10.00%		10.00%	10.00%
Capital repayment period	48 months	48 months	48 months	48 months
Periodic principal payment due	$ 33,334	CAD 41,667	$ 33,334	CAD 41,667
Outstanding amount of repayment | CAD					CAD 2,000,000